Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017
Variable Interest Entities [Abstract]
Expenses associated with LIHTC investments accounted for using the equity method	$ 4,100	$ 1,800	$ 1,800
Business Acquisition [Line Items]
Variable interest entity, decline in investment balance	15,300
Variable interest entity, decline in related debt	15,300
Capital Bank Financial Corporation
Business Acquisition [Line Items]
Acquired junior subordinated debt	187,169
Junior Subordinated Debt | Capital Bank Financial Corporation
Business Acquisition [Line Items]
Acquired junior subordinated debt				$ 212,400
Debt retired during period	$ 45,400